Investments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Investments Abstract
Schedule of investments in associates and joint venture

0	Joint Ventures	Associates (1)	Total
Balance at December 31, 2024	481	178	659
Investments	2	3	5
Restructuring, capital decrease and others	−	(4)	(4)
Results of equity-accounted investments	90	39	129
Translation adjustment	1	(188)	(187)
Other comprehensive income	−	232	232
Dividends	(54)	(2)	(56)
Balance at June 30, 2025	520	258	778

	Joint Ventures	Associates (1)	Total
Balance at December 31, 2023	481	877	1,358
Investments	4	2	6
Transfer to assets held for sale	−	(11)	(11)
Restructuring, capital decrease and others	−	(2)	(2)
Results of equity-accounted investments	82	(363)	(281)
Translation adjustment	(1)	153	152
Other comprehensive income	−	(159)	(159)
Dividends	(76)	(1)	(77)
Balance at June 30, 2024	490	496	986
(1) It includes other investments.